Subsequent Events (Details) (Subsequent Event [Member])	0 Months Ended
Jun. 25, 2013
Class A Common Stock [Member]
Subsequent Event [Line Items]
Reverse stock split (1-for-0.577 reverse stock split)	0.577
Class B Common Stock [Member]
Subsequent Event [Line Items]
Reverse stock split (1-for-0.577 reverse stock split)	0.577